EQUITY - Treasury shares (Details)	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2018 PEN (S/) shares
Disclosure of equity [Line Items]
IFRS Treasury Shares	14,620,846	14,625,233	14,622,726
Number of share options outstanding in share-based payment arrangement | S/	293,888	246,931	260,548
Number of shares outstanding	14,914,734	14,872,164	14,883,274
Atlantic security holding corporation treasury shares [Member]
Disclosure of equity [Line Items]
IFRS Treasury Shares	14,620,846	14,620,846	14,620,846
Number of shares outstanding	14,620,846	14,620,846	14,620,846
BCP
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	159,339	134,169	162,286
Number of shares outstanding	159,339	134,169	162,286
Grupo Credito
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	32,512
Number of shares outstanding	32,512
Pacfico Seguros
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	29,845	29,539	33,794
Number of shares outstanding	29,845	29,539	33,794
Credicorp Capital Servicios Financieros
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	17,598	13,830	8,546
Number of shares outstanding	17,598	13,830	8,546
Mibanco
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	14,872	9,060	9,934
Number of shares outstanding	14,872	9,060	9,934
Atlantic Security Bank
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	11,434
Number of shares outstanding	11,434
Credicorp Peru
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/		21,695	13,113
Number of shares outstanding		21,695	13,113
Credicorp Capital limited
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/		9,518
Number of shares outstanding		9,518
Prima AFP
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	7,664	6,397	6,979
Number of shares outstanding	7,664	6,397	6,979
Other treasuy shares [Member]
Disclosure of equity [Line Items]
IFRS Treasury Shares		4,387	1,880
Number of share options outstanding in share-based payment arrangement | S/	20,624	22,723	25,896
Number of shares outstanding	20,624	27,110	27,776